Income taxes - Summary of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Deferred Tax Assets
Tax losses	$ 218,615	$ 191,448
Other deductible temporary differences	86,864	99,835
Total unrecognized deferred tax assets	$ 305,479	$ 291,283